JPMorgan Trust II

270 Park Avenue

New York, New York 10017

December 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II on behalf of

JPMorgan Municipal Income Fund

(the “Fund”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust II pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 233 (Amendment No. 234 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect changes to the Fund’s investment strategies and associated risks.

If you have any questions, please call me at (212) 648-1782.

Very truly yours,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary